UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5003

Blue Chip Value Fund, Inc.

(Exact name of registrant as specified in charter)

1225 17th Street, 26th Floor, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Michael P. Malloy

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, Pennsylvania 19103-6996

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 624-4190

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 - September 30, 2009

Item 1 – Schedule of Investments.

Blue Chip Value Fund, Inc.

STATEMENT OF INVESTMENTS
September 30, 2009 (Unaudited)
			Market
	Shares	Cost	Value
COMMON STOCKS - 112.71%
BASIC MATERIALS - 6.56%
Forestry & Paper - 5.03%
Ball Corp.	41,940	$ 2,200,539	$ 2,063,448
International Paper Co.	138,600	2,933,660	3,081,078
		5,134,199	5,144,526
Specialty Chemicals - 1.53%
The Mosaic Co.	32,500	1,706,361	1,562,275

TOTAL BASIC MATERIALS		6,840,560	6,706,801
CAPITAL GOODS - 5.17%
Aerospace & Defense - 2.85%
General Dynamics Corp.	22,100	1,224,437	1,427,660
Raytheon Co.	31,000	1,465,509	1,487,070
		2,689,946	2,914,730
Industrial Products - 2.32%
ITT Corp.	45,500	2,466,884	2,372,825

TOTAL CAPITAL GOODS		5,156,830	5,287,555
COMMERCIAL SERVICES - 5.55%
Business Products & Services - 2.45%
Quanta Services Inc.**	113,000	3,475,189	2,500,690

IT Services - 1.60%
Computer Sciences Corp.**	31,050	1,503,171	1,636,646

Transaction Processing - 1.50%
The Western Union Co.	81,000	1,341,107	1,532,520

TOTAL COMMERCIAL SERVICES		6,319,467	5,669,856
COMMUNICATIONS - 9.50%
Networking - 4.89%
Cisco Systems Inc.**	212,500	5,209,726	5,002,250

Telecomm Equipment & Solutions - 4.61%
Nokia Corp. - ADR (Finland)	72,230	1,081,638	1,056,003
QUALCOMM Inc.	81,200	3,667,187	3,652,376
		4,748,825	4,708,379
TOTAL COMMUNICATIONS		9,958,551	9,710,629
CONSUMER CYCLICAL - 14.16%
Apparel & Footwear Manufacturers - 1.97%
Nike Inc.	31,150	1,956,597	2,015,405

Clothing & Accessories - 1.63%
TJX Companies Inc.	44,900	1,530,735	1,668,035

Department Stores - 1.72%
Macy's, Inc.	95,900	1,712,131	1,754,011

Other Consumer Services - 2.63%
Expedia Inc.**	112,400	3,017,527	2,691,980

Publishing & Media - 2.51%
Walt Disney Co.	93,500	2,319,585	2,567,510

Restaurants - 2.00%
Darden Restaurants Inc.	59,940	1,879,712	2,045,752

Specialty Retail - 1.70%
Best Buy Co. Inc	46,300	1,992,323	1,737,176

TOTAL CONSUMER CYCLICAL		14,408,610	14,479,869
CONSUMER STAPLES - 7.50%
Consumer Products - 2.72%
Colgate Palmolive Co.	36,400	2,587,967	2,776,592

Food & Agricultural Products - 4.78%
Campbell Soup Co.	67,900	2,476,554	2,214,898
Unilever N.V. (Netherlands)	92,700	3,284,852	2,675,322
		5,761,406	4,890,220
TOTAL CONSUMER STAPLES		8,349,373	7,666,812
ENERGY - 14.38%
Exploration & Production - 7.36%
Occidental Petroleum Corp.	59,180	4,099,689	4,639,712
XTO Energy Inc.	69,837	2,743,554	2,885,665
		6,843,243	7,525,377
Integrated Oils - 3.70%
Exxon Mobil Corp.	18,000	1,365,034	1,234,980
Marathon Oil Corp.	79,800	2,896,214	2,545,620
		4,261,248	3,780,600
Oil Services - 3.32%
Transocean Inc. (Switzerland)**	39,649	3,471,042	3,391,179

TOTAL ENERGY		14,575,533	14,697,156
INTEREST RATE SENSITIVE - 14.70%
Integrated Financial Services - 3.73%
JPMorgan Chase & Co.	87,100	3,711,599	3,816,722

Money Center Banks - 2.54%
Bank of America Corp.	153,300	2,601,103	2,593,836

Property Casualty Insurance - 3.06%
ACE Ltd. (Switzerland)**	38,700	2,109,636	2,068,902
The Travelers Cos. Inc.	21,500	1,032,789	1,058,445
		3,142,425	3,127,347
Regional Banks - 2.36%
The Bank of New York Mellon	38,400	1,257,450	1,113,216
SunTrust Banks Inc.	57,400	1,197,875	1,294,370
		2,455,325	2,407,586
Securities & Asset Management - 3.01%
Invesco Ltd.	56,200	1,370,566	1,279,112
State Street Corp.	34,200	2,116,114	1,798,920
		3,486,680	3,078,032
TOTAL INTEREST RATE SENSITIVE		15,397,132	15,023,523

MEDICAL & HEALTHCARE - 12.64%
Medical Technology - 2.56%
Zimmer Holdings Inc.**	49,000	3,345,140	2,619,050

Pharmaceuticals - 10.08%
Abbott Laboratories	53,000	2,802,905	2,621,910
Amgen Inc.**	54,500	3,254,314	3,282,535
Forest Laboratories, Inc.**	80,000	2,176,616	2,355,200
Wyeth	42,100	1,997,944	2,045,218
		10,231,779	10,304,863
TOTAL MEDICAL & HEALTHCARE		13,576,919	12,923,913
TECHNOLOGY - 15.50%
Computer Software - 4.70%
Microsoft Corp.	88,300	2,318,118	2,286,087
Symantec Corp.**	153,100	2,708,511	2,521,557
		5,026,629	4,807,644
PC's & Servers - 5.24%
Dell Inc.**	115,500	1,813,417	1,762,530
International Business Machines Corp.	30,000	3,535,033	3,588,300
		5,348,450	5,350,830
Semiconductors - 5.56%
Altera Corp.	153,900	2,972,729	3,156,488
Intel Corp.	129,100	2,486,977	2,526,487
		5,459,706	5,682,975
TOTAL TECHNOLOGY		15,834,785	15,841,449
TRANSPORTATION - 3.65%
Railroads - 3.65%
Norfolk Southern Corp.	49,800	2,622,313	2,146,878
Union Pacific Corp.	27,100	1,672,103	1,581,285
		4,294,416	3,728,163
TOTAL TRANSPORTATION		4,294,416	3,728,163
UTILITIES - 3.40%
Independent Power - 1.29%
PPL Corp.	43,450	1,999,930	1,318,273

Regulated Electric - 2.11%
Edison International	64,200	2,046,265	2,155,836

TOTAL UTILITIES		4,046,195	3,474,109
TOTAL COMMON STOCKS		118,758,371	115,209,835

SHORT TERM INVESTMENTS - 1.88%
Fidelity Institutional Money Market Government Portfolio - Class I
(7 Day Yield 0.11%)(1)	1,921,116	1,921,116	1,921,116
TOTAL SHORT TERM INVESTMENTS		1,921,116	1,921,116

TOTAL INVESTMENTS	114.59%	$120,679,487	$117,130,951
Liabilities in Excess of Other Assets	(14.59)%		(14,916,113)
NET ASSETS	100.00%		$102,214,838

** Non-dividend paying stock

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

ADR - American Depositary Receipt

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Investment Adviser to the Fund.

COUNTRY BREAKDOWN
As of September 30, 2009 (Unaudited)

	Market
Country	Value	%
United States	$ 107,939,545	105.60%
Switzerland	5,460,081	5.34%
Netherlands	2,675,322	2.62%
Finland	1,056,003	1.03%
Total Investments	$117,130,951	114.59%
Liabilities in Excess of Other Assets	(14,916,113)	(14.59%)
Net Assets	$102,214,838	100.00%

Please note the country classification is based on the company headquarters. All of the Fund's investments are traded on U.S. exchanges.

See accompanying notes to statement of investments.

BLUE CHIP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS

September 30, 2009 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its statement of investments.

Security Valuation–All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open. Listed securities are generally valued at the last sales price as of the close of regular trading on the NYSE. Securities traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) are generally valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.  Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Investment Transactions–Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investment are determined on the “specific identification” basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income, which includes interest earned on money market funds, is accrued and recorded daily.

Use of Estimates–The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. Actual results could differ from those estimates.

2. FAS 157 MEASUREMENTS

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“ASC 820”), effective January 1, 2008. ASC 820 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$115,209,835	$–	$–	$115,209,835
Short-Term Investments	1,921,116	–	–	1,921,116
TOTAL	$117,130,951	$–	$–	$117,130,951

All securities of the Fund were valued using Level 1 inputs during the three months ended September 30, 2009. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS  (TAX BASIS)

As of September 30, 2009:

Gross appreciation (excess of value over tax cost)	$3,549,063
Gross depreciation (excess of tax cost over value)	(7,401,337)
Net unrealized depreciation	$(3,852,274)
Cost of investments for income tax purposes	$120,983,225

4. LOAN OUTSTANDING

The Fund has a line of credit with The Bank of New York Mellon (“BONY”) in which the Fund may borrow up to the lesser of 15% of the Fund’s total assets, $15,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. The interest rate resets daily at overnight Federal Funds Rate plus 1.00% and the Fund pays an annual loan facility fee of 0.03%. The borrowings under the BONY loan are secured by a perfected security interest on all of the Fund’s assets.

Details of the loan outstanding are as follows:

		Average for the
	As of	Period Ended
	September 30,	September 30,
	2009	2009
Loan outstanding	$ 13,190,000	$ 10,462,546
Interest rate	1.11%*	1.13%
% of Fund’s total assets	11.25%	8.92%
Amount of debt per share outstanding	$ 0.46	$ 0.37
Number of shares outstanding (in thousands)	28,464	28,464**

*Annualized

**Weighted average

5. NEW ACCOUNTING PRONOUNCEMENTS

 In June 2009, the Financial Accounting Standards Board (FASB) issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

 In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operation.

Item 2 - Controls and Procedures.

(a)        The registrant's  Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP VALUE FUND, INC.

By: /s/ Todger Anderson
Todger Anderson
President / Principal Executive Officer

Date: November 27, 2009

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson
Todger Anderson
President / Principal Executive Officer

Date: November 27, 2009

By: /s/ Jasper R. Frontz
Jasper R. Frontz
Treasurer / Principal Financial Officer

Date: November 27, 2009